Trust Accounts	12 Months Ended
Dec. 31, 2010
Trust Accounts
Trust Accounts
36.	Trust Accounts

The Company offers a variety of asset management and administration services under trust arrangements in accordance with the Korean Trust Law and the Korean Capital Market and Financial Investment Business Act. The trust accounts managed by the Company are classified into performance based trusts and guaranteed trusts in terms of the nature of the trusts, and the guaranteed trusts consist of Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trusts.

The Guaranteed Principal Money Trusts require the Company to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Company guarantees a specified rate of return on the principal amount invested in Guaranteed Fixed Rate Money Trusts. Based on the Company's analysis of potential risk and reward generated from the guaranteed trusts, the Guaranteed Fixed Rate Money Trusts were consolidated in the Company's financial statements in accordance with the accounting guidance for consolidation of VIEs. For further discussion on the consolidation scope of the trust accounts, refer to Note 9.

With respect to the managing of the trust accounts, the Company charges investment management fees on the Guaranteed Principal Money Trusts and other performance based trusts, and receives commission income, including penalty charges for early withdrawal of fixed term deposits.